Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Abstract]
Post-employment benefits, net of tax	$ (406)	$ (415)	$ (283)
Hedge instruments, net of tax	(66)	(80)	(81)
Translation adjustments and other, net of tax	(386)	(360)	(233)
Accumulated other comprehensive loss	$ (858)	$ (855)	$ (597)